Significant accounting policies - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Facility	Dec. 31, 2017 USD ($) MWh
Significant Accounting Policies [Line Items]
Number of electric generating facilities | Facility		3
Number of power generating facilities | Facility		2
Non-regulated energy sales		$ 1,647,387,000	$ 1,521,938,000
Interest expense on long-term debt and others		152,118,000	$ 155,822,000
Electricity generated from an eligible energy source (megawatt) | MWh			1
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault		59,288,000	$ 67,398,000
Long-term debt of Long Sault		22,263,000	28,628,000
Long-term debt of Long Sault, with recourse		0	3,109,000
Operating expenses and amortization		4,634,000	4,289,000
Interest expense on long-term debt and others		$ 1,258,000	2,755,000
Minimum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities		7.52%
Maximum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities		60.00%
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life		6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life		25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life		40 years
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible asset, useful life		40 years
Accounting Standards Update 2014-09
Significant Accounting Policies [Line Items]
Adjustment to retained earnings, for previously deferred revenue, before tax	$ 2,488,000
Adjustment to retained earnings, for previously deferred revenue, net of tax	$ 1,860,000
Non-regulated energy sales
Significant Accounting Policies [Line Items]
Non-regulated energy sales		$ 235,359,000	217,542,000
Non-regulated energy sales | Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Non-regulated energy sales		$ 17,232,000	$ 17,508,000